FINANCIAL RISK MANAGEMENT AND FAIR VALUES - CREDIT RISK (Details)	Dec. 31, 2017 customer
FINANCIAL RISK MANAGEMENT AND FAIR VALUES [abstract]
Number of single customer accounted for greater than ten percent of total accounts receivable	0
Percentage of total accounts receivable	10.00%